SCHEDULE OF FAIR VALUE ASSUMPTIONS OF STOCK OPTIONS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected Volatility	75.38%	[1]	63.63%
Expected dividends	(0.00%)		0.00%
Expected term (in years)	5 years		5 years 9 months
Risk free rate	4.17%		4.64%
Fair value of Class Ordinary Shares	$ 10		$ 3.47
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected Volatility	70.83%
Expected term (in years)	5 years 3 months 7 days
Risk free rate	3.72%
Fair value of Class Ordinary Shares	$ 0.0347
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected Volatility	77.26%
Expected term (in years)	6 years 4 months 2 days
Risk free rate	4.46%
Fair value of Class Ordinary Shares	$ 8.08

[1]	Volatility was estimated based on the volatility of the share price of similar companies in the biotechnology sector as the Company has no sufficient observations.